VictoryShares US Value Momentum ETF Average Annual Total Returns		12 Months Ended	13 Months Ended	30 Months Ended	60 Months Ended	98 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	12.76%	20.77%	13.59%	14.32%		14.59%
Nasdaq US 500 Large Cap Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.32%			13.80%	14.60%
Nasdaq Victory US Value Momentum Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.09%
Blended-Nasdaq Victory US Value Momentum Index/MSCI USA Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.09%			13.03%	10.17%
VictoryShares US Value Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.78%			12.73%	9.52%	[2]
VictoryShares US Value Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.23%			12.25%	9.05%	[2]
VictoryShares US Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.65%			10.09%	7.60%	[2]

[1]	The Blended-Nasdaq Victory US Value Momentum Index/MSCI USA Select Value Momentum Blend Index performance reflects that of the MSCI USA Select Value Momentum Blend Index, the Fund's prior index, through October 31, 2022, and the Nasdaq Victory US Value Momentum Index from November 1, 2022, onward.
[2]	Inception date of the Fund is October 24, 2017.